Supplementary Data to Statement of Operations - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Other (income) expense, net	$ (2.5)	$ 6.9	$ (7.3)	$ (12.9)	$ (27.8)
Increase in environmental reserve				5.9
Foreign currency translation expense (income)			$ 7.3	(3.4)	4.8
UK Business [Member]
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Impairment charge on trade name intangible asset				$ 10.2	$ 22.6